Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares, issued	7,850,550	6,094,644	4,021,935
Common stock, shares, outstanding	7,850,550	6,094,644	4,021,935
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,500,000	5,500,000	5,500,000
Preferred stock, shares issued	73,449	73,449	73,449
Preferred stock, shares outstanding	73,449	73,449	73,449